MARKETABLE SECURITIES - Activity (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
MARKETABLE SECURITIES
Marketable securities, beginning of period	$ 31,181,067	$ 17,035,690
Acquired during the period	2,670,424	3,147,290
Common shares received from sale or disposal of assets		13,727,000
Common shares of Purepoint Uranium received from exercise of put option	1,060,000
Common shares received from sale of Mountain Lake property	10,875,000
Common shares received from sale of Royalty Assets	2,800,000
Common shares and warrants of Premier American Uranium in exchange for entity common shares	1,221,000
Change in fair value recorded in Other comprehensive income	3,644,064	(2,728,913)
Marketable securities, end of period	53,451,555	31,181,067
Subscription receipts
MARKETABLE SECURITIES
Marketable securities, beginning of period		2,000,000
Subscription receipts converted to common shares		(2,000,000)
Common shares
MARKETABLE SECURITIES
Marketable securities, beginning of period	30,639,996	14,698,546
Acquired during the period	1,979,432	2,627,665
Common shares received from sale or disposal of assets		13,727,000
Subscription receipts converted to common shares		2,000,000
Common shares of Purepoint Uranium received from exercise of put option	1,060,000
Common shares received from sale of Mountain Lake property	10,875,000
Common shares received from sale of Royalty Assets	2,800,000
Common shares and warrants of Premier American Uranium in exchange for entity common shares	1,118,111
Change in fair value recorded in Other comprehensive income	2,608,573	(2,413,215)
Marketable securities, end of period	51,081,112	30,639,996
Warrant asset
MARKETABLE SECURITIES
Marketable securities, beginning of period	541,071	337,144
Acquired during the period	690,992	519,625
Common shares and warrants of Premier American Uranium in exchange for entity common shares	102,889
Change in fair value recorded in Other comprehensive income	1,035,491	(315,698)
Marketable securities, end of period	$ 2,370,443	$ 541,071